Credit Facilities and Long-term Debt - Mandatory Principal Repayments (Details) - Term Loan - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 187.5	$ 212.5
2018
Disclosure of detailed information about borrowings [line items]
Borrowings	25.0
2019
Disclosure of detailed information about borrowings [line items]
Borrowings	25.0
2020 (to maturity in May 2020)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 137.5